Data Field Information:
TYPE		13F-HR
PERIOD		03/31/11
FILER
	CIK	0001104186
	CCC	mezun#8z

SUBMISSION-CONTACT

	NAME	Michelle Dobbins
	PHONE	404-760-3427

UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
  					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Masters Capital Mgmt, LLC
Address:	3060 Peachtree Road NW, Ste 1425
		Atlanta, GA 30305


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mike Masters
Title:  	Managing Member
Phone:		404-364-2019

Signature, Place, and Date of Signing:
Mike Masters	Atlanta, GA		May 2, 2011

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	32

Form 13F Information Table Value Total:	502,475


FORM 13F INFORMATION TABLE
                                  TITLE OF                      VALUE    SHARES/   SH/  PUT/ INVSTMT VOTING AUTHORITY
NAME OF ISSUER                    CLASS               CUSIP   (X$1000)   PRN AMT   PRN  CALL DSCRETN    SOLE    SHARED NONE

CREE INC                          COM               225447101    23,080    500,000 SH   CALL   SOLE      500,000   0    0
CREE INC                          COM               225447101    23,080    500,000 SH   CALL   SOLE      500,000   0    0
DELTA AIR LINES INC DEL           COM NEW           247361702     9,800  1,000,000 SH          SOLE    1,000,000   0    0
DELTA AIR LINES INC DEL           COM NEW           247361702     9,800  1,000,000 SH   CALL   SOLE    1,000,000   0    0
DELTA AIR LINES INC DEL           COM NEW           247361702     9,800  1,000,000 SH   CALL   SOLE    1,000,000   0    0
DELTA AIR LINES INC DEL           COM NEW           247361702     9,800  1,000,000 SH   CALL   SOLE    1,000,000   0    0
DELTA AIR LINES INC DEL           COM NEW           247361702     9,800  1,000,000 SH   CALL   SOLE    1,000,000   0    0
FORD MTR CO DEL                   COM PAR $0.01     345370860     7,455    500,000 SH   CALL   SOLE      500,000   0    0
GENERAL MTRS CO                   COM               37045V100    13,964    450,000 SH   CALL   SOLE      450,000   0    0
GENERAL MTRS CO                   COM               37045V100    15,515    500,000 SH   CALL   SOLE      500,000   0    0
GENON ENERGY INC                  COM               37244E107     1,905    500,000 SH          SOLE      500,000   0    0
GOOGLE INC                        CL A              38259P508    58,676    100,000 SH   CALL   SOLE      100,000   0    0
GOOGLE INC                        CL A              38259P508    58,676    100,000 SH   CALL   SOLE      100,000   0    0
HARRIS & HARRIS GROUP INC         COM               413833104       572    106,334 SH          SOLE      106,334   0    0
KKR FINANCIAL HLDGS LLC           COM               48248A306     9,798  1,000,800 SH          SOLE    1,000,800   0    0
MARATHON OIL CORP                 COM               565849106    53,310  1,000,000 SH   CALL   SOLE    1,000,000   0    0
MEMC ELECTR MATLS INC             COM               552715104     1,296    100,000 SH          SOLE      100,000   0    0
MITSUBISHI UFJ FINL GROUP IN      SPONSORED ADR     606822104     9,200  2,000,000 SH          SOLE    2,000,000   0    0
NABORS INDUSTRIES LTD             SHS               G6359F103    15,190    500,000 SH   CALL   SOLE      500,000   0    0
NEOPHOTONICS CORP                 COM               64051T100     7,917    700,000 SH          SOLE      700,000   0    0
NORFOLK SOUTHERN CORP             COM               655844108    34,635    500,000 SH   CALL   SOLE      500,000   0    0
PACCAR INC                        COM               693718108    20,944    400,000 SH   CALL   SOLE      400,000   0    0
SUNTRUST BKS INC                  COM               867914103     7,210    250,000 SH          SOLE      250,000   0    0
SUNTRUST BKS INC                  COM               867914103    14,420    500,000 SH   CALL   SOLE      500,000   0    0
SWIFT TRANSN CO                   CL A              87074U101     5,880    400,000 SH          SOLE      400,000   0    0
TESLA MTRS INC                    COM               88160R101     2,775    100,000 SH          SOLE      100,000   0    0
TESLA MTRS INC                    COM               88160R101     2,775    100,000 SH   CALL   SOLE      100,000   0    0
TESLA MTRS INC                    COM               88160R101     6,938    250,000 SH   CALL   SOLE      250,000   0    0
U S AIRWAYS GROUP INC             COM               90341W108     8,710  1,000,000 SH   CALL   SOLE    1,000,000   0    0
UNITED CONTL HLDGS INC            COM               910047109    17,243    750,000 SH   CALL   SOLE      750,000   0    0
UNITED CONTL HLDGS INC            COM               910047109    22,990  1,000,000 SH   CALL   SOLE    1,000,000   0    0
WESTERN REFNG INC                 COM               959319104     9,323    550,000 SH   CALL   SOLE      550,000   0    0
